Accumulated retained earnings - Reserves of subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	€ 47,438	€ 47,601	€ 43,449
Restricted portion of reserves of subsidiaries	3,392	3,155	3,193
Banco Santander (Brasil) S.A. (Consolidated Group)
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	14,325	14,067	12,400
Santander UK Group
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	8,558	8,447	8,079
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,913	4,230	3,810
Santander Consumer Finance Group
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,753	4,186	4,012
Banco Santander - Chile
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	3,502	3,404	3,116
Banco Santander Totta, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	3,194	2,960	2,823
Group Santander Holdings USA
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,940	4,793	4,528
Banco Santander Río S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,318	2,161	1,895
Santander Bank Polska S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	1,990	1,748	1,738
Santander Investment, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	1,307	1,335	146
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	869	695	823
Banco Santander International SA (former Banco Santander (Suisse) SA)
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	277	247	348
Other companies and consolidation adjustments
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	€ (1,508)	€ (672)	€ (269)